Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking And Thrift [Abstract]
Demand noninterest-bearing	$ 129,714	$ 113,762
Interest checking and money market	324,391	289,953
Savings	54,784	45,698
Time deposits $250,000 and over	7,920	7,933
Other time deposits	50,092	55,282
Total deposits	$ 566,901	$ 512,628
Demand noninterest-bearing, percentage	23.00%	22.00%
Interest checking and money market, percentage	57.00%	57.00%
Savings, percentage	10.00%	8.00%
Time deposits $250,000 and over, percentage	1.00%	2.00%
Other time deposits, percentage	9.00%	11.00%
Total, percentage	100.00%	100.00%